CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from (used in) operating activities [abstract]
Accounting profit	$ (44,475,000)	$ 33,900,000	$ (1,035,000)
Adjustments to reconcile profit (loss) [abstract]
Amortization and depreciation	140,782,000	95,245,000	104,421,000
Impairment losses	30,909,000	0	0
Changes in trade provisions	3,730,000	1,656,000	627,000
Changes in provisions	33,917,000	11,124,000	4,364,000
Share based payment expense	5,251,000	4,087,850	4,923,000
Grants released to income	(1,165,000)	(1,000,000)	(860,000)
Net losses on disposal of fixed assets	190,000	1,568,370	4,106,000
Net losses on disposal of financial assets	(2,000)	416,020	0
Adjustments For Finance Income	20,045,000	18,843,000	7,858,000
Adjustments For Finance Costs	68,085,000	45,612,000	78,145,000
Net foreign exchange differences	9,080,000	28,896,000	23,426,000
Change in fair value of financial instruments	0	0	(230,000)
Other adjustments to reconcile profit (loss)	(23,013,000)	(180,000)	2,423,000
Adjustments For Reconcile Profit (Loss)	247,719,000	168,582,240	213,487,000
Changes in working capital [abstract]
Adjustments for decrease (increase) in trade and other receivables	(55,730,000)	(6,936,000)	(31,486,000)
Adjustments for increase (decrease) in trade and other payables	47,000	(258,850)	11,507,000
Adjustments For Increase Decrease In Other Operating Payables	(4,837,000)	(36,094,000)	(12,872,000)
Increase (decrease) in working capital	(60,520,000)	(43,288,850)	(32,851,000)
Interest paid, classified as operating activities	48,737,000	49,477,000	76,496,000
Interest received, classified as operating activities	1,406,000	674,000	49,014,000
Income taxes paid (refund), classified as operating activities	31,308,000	20,446,000	20,587,000
Other inflows (outflows) of cash, classified as operating activities	(17,561,000)	(8,757,000)	(17,080,000)
Cash flows from (used in) operations before changes in working capital	(96,200,000)	(78,006,000)	(65,149,000)
Net cash flow from operating activities	46,524,000	81,187,390	114,452,000
Cash flows from (used in) investing activities [abstract]
Purchase of intangible assets, classified as investing activities	18,709,000	24,813,000	28,439,000
Purchase of property, plant and equipment, classified as investing activities	21,359,000	16,355,000	48,423,000
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	15,827,000	0	14,512,000
Proceeds From Disposals Of Property Plant And Equipment Intangible Assets Other Than Goodwill Investment Property And Other Noncurrent Assets	0	0	431,000
Net cash flow used in investment activities	(55,895,000)	(41,168,000)	(90,943,000)
Cash flows from (used in) financing activities [abstract]
Proceeds from borrowings, classified as financing activities	173,717,000	58,462,000	474,465,000
Repayments of borrowings, classified as financing activities	101,479,000	81,675,000	534,460,000
Finance Lease Payables	56,088,000	0	0
Payments To Acquire Or Redeem Entitys Shares	11,141,000	8,178,000	0
Dividends Paid Classified As Financing Activities	0	2,318,000	24,353,000
Net cash flow provided by/(used in) financing activities	5,009,000	(33,709,000)	(84,348,000)
Cash and cash equivalents at beginning of year	133,526,000	141,762,000	194,035,000
Net increase in cash and cash equivalents	(4,362,000)	6,310,389.99999998	(60,839,000)
Effect of exchange rate changes on cash and cash equivalents	(4,458,000)	(14,546,000)	8,566,000
Cash and cash equivalents at end of year	$ 124,706,000	$ 133,526,000	$ 141,762,000